Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	$ 21,603,721	$ 14,813,752
Cost ending	21,603,721	21,603,721
Amortization
Brought forward	6,806,525	3,077,212
Charge for the period	1,017,203	3,729,313
Accumulated depreciation	7,823,728	6,806,525
Net intangible assets	13,779,993	14,797,196
Additions		6,789,969
Lovarra Inc (Including CreateApp) [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	1,885,330	1,885,330
Cost ending	1,885,330	1,885,330
Amortization
Brought forward	1,396,398	1,271,265
Charge for the period	31,283	125,133
Accumulated depreciation	1,427,681	1,396,398
Net intangible assets	457,649	488,932
Additions
DataLogiq [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	19,718,391	12,928,422
Cost ending	19,718,391	19,718,391
Amortization
Brought forward	5,410,127	1,805,947
Charge for the period	985,920	3,604,180
Accumulated depreciation	6,396,047	5,410,127
Net intangible assets	13,322,344	14,308,264
Additions		$ 6,789,969